Trading Activities and Related Risks (Tables)	12 Months Ended
Dec. 31, 2012
Trading Activities and Related Risks [Abstract]
Investment Holdings, Schedule of Investments [Table Text Block]

The following table presents the exposure at December 31, 2012.

							% of
		Gov't					Partners'
	U.S.	Sponsored					Capital
	Treasury	Enterprise	Commercial	Corporate	Certificates		(Net Asset
Country or Region	Securities	Notes	Paper	Notes	of Deposit	Total	Value)
United States	$5,494,988	$652,812	$2,024,710	$11,826,537	$2,054,535	$22,053,582	44.11%
Netherlands	-	-	-	1,279,797	-	1,279,797	2.56%
Canada	-	-	199,980	878,668	-	1,078,648	2.16%
Japan	-	-	249,997	503,456	251,835	1,005,288	2.01%
France	-	-	249,943	410,953	-	660,896	1.32%
Great Britain	-	-	249,898	250,423	-	500,321	1.00%
Multinational	-	-	249,925	200,456	-	450,381	0.90%
Germany	-	-	-	250,032	-	250,032	0.50%
Singapore	-	-	249,982	-	-	249,982	0.50%
Australia	-	-	-	226,942	-	226,942	0.45%
Denmark	-	-	-	222,058	-	222,058	0.44%
Total	$5,494,988	$652,812	$3,474,435	$16,049,322	$2,306,370	$27,977,927	55.95%

The following table presents the exposure at December 31, 2011.

							% of
		Gov't					Partners'
	U.S.	Sponsored					Capital
	Treasury	Enterprise	Commercial	Corporate	Certificates		(Net Asset
Country or Region	Securities	Notes	Paper	Notes	of Deposit	Total	Value)
United States	$3,429,929	$4,989,359	$4,519,245	$19,933,426	$1,750,299	$34,622,258	53.62%
Australia	-	-	249,936	1,825,370	-	2,075,306	3.21%
France	-	251,279	249,959	1,176,639	249,705	1,927,582	2.98%
Great Britain	-	-	499,989	1,361,489	-	1,861,478	2.88%
Netherlands	-	-	-	1,713,148	-	1,713,148	2.65%
Canada	-	-	-	1,011,176	701,094	1,712,270	2.65%
Netherland Antilles	-	-	249,985	447,533	-	697,518	1.08%
Luxumberg	-	-	499,984	-	-	499,984	0.77%
Japan	-	-	499,935	-	-	499,935	0.77%
Sweden	-	-	-	-	250,187	250,187	0.39%
Germany	-	-	-	249,908	-	249,908	0.39%
South America multi-national	-	-	249,899	-	-	249,899	0.39%
Singapore	-	-	249,753	-	-	249,753	0.39%
Denmark	-	-	-	217,582	-	217,582	0.34%
Europe multi-national	-	204,235	-	-	-	204,235	0.32%
Africa multi-national	-	201,791	-	-	-	201,791	0.31%
Total	$3,429,929	$5,646,664	$7,268,685	$27,936,271	$2,951,285	$47,232,834	73.14%